Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2014	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2025	Oct. 31, 2025	Mar. 31, 2025	Sep. 13, 2024	Apr. 30, 2017
Related Party Transactions [Line Items]
Percentage of outstanding capital stock						35.00%
Lease term	5 years					5 years								2 years
Rent expense		$ 72,000	$ 72,000	$ 532,800	$ 532,800
Accrued and unpaid rent expense		$ 1,897,200		$ 1,897,200		$ 1,713,600	$ 1,468,800
Capital stock outstanding trust held						8.00%
Offering price per share (in Dollars per share)				$ 1
Rent expenses						$ 281,000	247,000
Aggregate amount				$ 3,176,000		5,286,016	$ 2,248,000
Related party debt rate							10.00%	10.00%
Interest expense						$ 63,709	$ 78,087
Common stock per share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Bridge Notes [Member]
Related Party Transactions [Line Items]
Accrued interest				$ 15,739,897
Converted into common stock (in Dollars per share)				$ 5
Aggregate amount								$ 9,500,000	$ 9,500,000
Related party debt rate								10.00%	10.00%
NLabs 2025 Notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 3,176,000		$ 3,176,000						$ 130,000	$ 130,000
Accrues interest rate		10.00%		10.00%
Issuance of common stock (in Shares)				3,239,096
NLabs promissory notes [Member]
Related Party Transactions [Line Items]
Accrues interest rate										10.00%	10.00%
CEO [Member]
Related Party Transactions [Line Items]
Percentage of outstanding capital stock	26.00%
Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of common stock (in Shares)			25,000		25,000	25,000
Common stock per share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 5							$ 0.0001
General and Administrative Expense [Member]
Related Party Transactions [Line Items]
Rent expenses						$ 244,000	$ 237,000
Accrued Expenses [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense		$ 2,160,000		$ 2,160,000		1,944,000
Lease Agreement with 83rd Street LLC [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense						1,944,000	1,656,000
Private Veea [Member]
Related Party Transactions [Line Items]
Rent expense		61,200	$ 61,200	183,600	$ 183,600
Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount							3,098,000	$ 3,098,000
Interest expense						$ 195,155	$ 237,500
Related Party [Member] | NLabs 2025 Notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 3,239,096		$ 3,239,096
Subsequent Event [Member] | CEO [Member]
Related Party Transactions [Line Items]
Loan amount												$ 826,000
Accrues interest rate												10.00%